Marketable debt securities - Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable debt securities
Financial liabilities held for trading	€ 79,469	€ 81,167	€ 77,139
Financial liabilities designated at fair value through profit or loss	32,733	48,038	60,995
Financial liabilities at amortized cost	1,349,169	1,248,188	1,230,745
Marketable debt securities
Marketable debt securities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	5,454	4,440	3,758
Financial liabilities at amortized cost	240,709	230,829	258,219
Total financial liabilities	246,163	235,269	261,977
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities and Notes and Other Securities
Marketable debt securities
Total financial liabilities	246,163	235,269	261,977
Marketable debt securities | Bonds and debentures
Marketable debt securities
Total financial liabilities	194,362	191,577	208,455	€ 195,498
Marketable debt securities | Subordinated liabilities
Marketable debt securities
Total financial liabilities	25,938	21,686	20,878
Marketable debt securities | Notes and other securities
Marketable debt securities
Total financial liabilities	€ 25,863	€ 22,006	€ 32,644